Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of March 2014

Collection Period Start	1-Mar-14	Distribution Date	15-Apr-14
Collection Period End	31-Mar-14	30/360 Days	30
Beg. of Interest Period	17-Mar-14	Actual/360 Days	29
End of Interest Period	15-Apr-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	454,425,495.66	384,389,208.07	0.2871993
Total Securities		1,338,405,600.85	454,425,495.66	384,389,208.07	0.2871993
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.327700%	350,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.980000%	380,000,000.00	166,019,894.81	95,983,607.22	0.2525884
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	70,036,287.59	135,582.91	184.3060200	0.3567971
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	70,036,287.59	192,902.16

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				6,245,231.27
Monthly Interest				2,514,853.82
Total Monthly Payments				8,760,085.09

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				313,450.46
Aggregate Sales Proceeds Advance				39,490,917.51
Total Advances				39,804,367.97

Vehicle Disposition Proceeds:
Reallocation Payments				55,256,958.95
Repurchase Payments				3,768,149.92
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,462,965.74
Excess Wear and Tear and Excess Mileage				523,518.85
Remaining Payoffs				0.00
Net Insurance Proceeds				445,051.51
Residual Value Surplus				4,736,694.37
Total Collections				122,757,792.40

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	37,197,528.44			2,333
Involuntary Repossession	185,476.00			14
Voluntary Repossession	122,537.00			8
Full Termination	17,735,827.51			1,042
Bankruptcy	15,590.00			1
Insurance Payoff		438,408.18		26
Customer Payoff			438,319.50	25
Grounding Dealer Payoff			7,590,035.64	405
Dealer Purchase			2,507,860.41	139
Total	55,256,958.95	438,408.18	10,536,215.55	3,993

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of March 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	28,585	557,365,042.04	7.00000%	454,425,495.66
Total Depreciation Received		(7,337,500.95)		(6,450,947.31)
Principal Amount of Gross Losses	(52)	(939,055.02)		(770,613.84)
Repurchase / Reallocation	(241)	(4,470,398.80)		(3,768,149.92)
Early Terminations	(2,404)	(42,422,021.20)		(34,599,132.39)
Scheduled Terminations	(1,586)	(29,640,971.93)		(24,447,444.13)
Pool Balance - End of Period	24,302	472,555,094.14		384,389,208.07

Remaining Pool Balance
Lease Payment				45,717,541.46
Residual Value				338,671,666.61
Total				384,389,208.07

III. DISTRIBUTIONS

Total Collections					122,757,792.40
Reserve Amounts Available for Distribution
Total Available for Distribution					122,757,792.40

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					556,456.85
3. Reimbursement of Sales Proceeds Advance					41,577,802.98
4. Servicing Fee:
Servicing Fee Due					378,687.91
Servicing Fee Paid					378,687.91
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					42,512,947.74

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					135,582.91

Class A-3 Notes Monthly Interest Paid					135,582.91
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of March 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	192,902.16
Total Note and Certificate Monthly Interest Paid	192,902.16
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	80,051,942.50

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	70,036,287.59

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	70,036,287.59
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	10,015,654.91

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of March 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount
Deposit of Remaining Available Collections		10,015,654.91
Gross Reserve Account Balance		30,091,738.92
Remaining Available Collections Released to Seller		10,015,654.91
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.88
Monthly Prepayment Speed		139%
Lifetime Prepayment Speed		80%

	$	units
Recoveries of Defaulted and Casualty Receivables	965,585.79
Securitization Value of Defaulted Receivables and Casualty Receivables	770,613.84	52
Aggregate Defaulted and Casualty Gain (Loss)	194,971.95
Pool Balance at Beginning of Collection Period	454,425,495.66
Net Loss Ratio	0.0429%

Cumulative Net Losses for all Periods	-0.1283%	(1,717,043.78)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,585,273.56	232
61-90 Days Delinquent	900,007.21	60
91-120+ Days Delinquent	124,887.73	10
Total Delinquent Receivables:	4,610,168.50	302
60+ Days Delinquencies as Percentage of Receivables	0.23%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	54,933,355.95	3,370
Securitization Value	50,893,173.31
Aggregate Residual Gain (Loss)	4,040,182.64

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	336,169,044.30	21,504
Cumulative Securitization Value	328,803,035.69
Cumulative Residual Gain (Loss)	7,366,008.61

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		67,437,124.23
Reimbursement of Outstanding Advance		41,577,802.98
Additional Advances for current period		39,490,917.51
Ending Balance of Residual Advance		65,350,238.76

Beginning Balance of Payment Advance		1,021,219.15
Reimbursement of Outstanding Payment Advance		556,456.85
Additional Payment Advances for current period		313,450.46
Ending Balance of Payment Advance		778,212.76

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of March 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No